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BLANKK
FIRST QUARTER REPORT
June 30, 2026 (Unaudited)
Columbia Research Enhanced International Equity ETF

Portfolio of Investments
Columbia Research Enhanced International Equity ETF, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Research Enhanced International Equity ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks 99 .3%
Australia 7.7%
BHP Group Ltd. 4,001 164,651
BlueScope Steel Ltd. 350 7,728
Brambles Ltd. 1,233 16,640
Computershare Ltd. 470 12,465
Evolution Mining Ltd. 1,613 13,130
Fortescue Ltd. 1,266 16,796
Lottery Corp. Ltd. 2,517 10,044
Origin Energy Ltd. 3,608 27,446
Rio Tinto Ltd. 298 35,615
Rio Tinto PLC 365 34,502
Scentre Group 4,769 12,753
South32 Ltd. 3,580 9,673
Stockland 2,221 6,278
Telstra Group Ltd. 8,894 31,302
Woolworths Group Ltd. 1,233 34,195
Total 433,218
Austria 0.5%
Erste Group Bank AG 144 19,279
OMV AG 67 4,225
Raiffeisen Bank International AG 60 3,831
Total 27,335
Belgium 0.8%
KBC Group NV 209 28,507
UCB SA 63 18,871
Total 47,378
Brazil 0.1%
Yara International ASA 88 3,872
China 0.4%
SITC International Holdings Co. Ltd. 1,000 4,002
Yangzijiang Shipbuilding Holdings Ltd. 6,300 16,657
Total 20,659
Denmark 1.6%
Danske Bank AS 345 18,480
Genmab AS
(a)
21 5,766
Novo Nordisk AS, Class B 1,062 51,101
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Vestas Wind Systems AS 540 15,247
Total 90,594
Finland 1.0%
Metso OYJ 874 15,189
UPM-Kymmene OYJ 625 16,578
Wartsila OYJ Abp 661 25,225
Total 56,992
France 7.8%
AXA SA 1,316 65,976
BNP Paribas SA 783 91,437
Bouygues SA 155 8,650
Capgemini SE 122 12,269
Cie Generale des Etablissements Michelin SCA 625 24,116
Credit Agricole SA 775 15,590
Publicis Groupe SA 157 15,519
Safran SA 274 108,076
Societe Generale SA 499 44,140
Vinci SA 378 55,231
Total 441,004
Germany 7.4%
Bayer AG 493 27,286
Commerzbank AG 556 23,666
Daimler Truck Holding AG 388 18,720
Deutsche Bank AG 1,416 47,960
Deutsche Post AG 730 44,318
Deutsche Telekom AG 2,434 66,370
Fresenius Medical Care AG 105 4,754
Heidelberg Materials AG 88 16,792
HOCHTIEF AG 13 7,535
Knorr-Bremse AG 53 6,156
Mercedes-Benz Group AG 683 34,296
Siemens Energy AG 591 112,030
Talanx AG 48 6,070
Total 415,953
Hong Kong 1.8%
CK Asset Holdings Ltd. 1,500 8,451
CLP Holdings Ltd. 3,500 32,670

Portfolio of Investments
(continued)
Columbia Research Enhanced International Equity ETF, June 30, 2026 (Unaudited)
Columbia Research Enhanced International Equity ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Prudential PLC 980 13,046
Sun Hung Kai Properties Ltd. 1,000 14,320
Swire Pacific Ltd., Class A 500 5,209
Techtronic Industries Co. Ltd. 1,000 16,514
WH Group Ltd.
(b)
6,500 6,871
Wharf Real Estate Investment Co. Ltd. 1,000 2,726
Total 99,807
Indonesia 0.2%
Jardine Matheson Holdings Ltd. 200 12,300
Ireland 0.3%
AIB Group PLC 831 9,762
Bank of Ireland Group PLC 383 7,630
Total 17,392
Israel 1.4%
Bank Hapoalim BM 1,276 29,375
Bank Leumi Le-Israel BM 1,443 32,221
Check Point Software Technologies Ltd.
(a)
78 10,252
Nice Ltd.
(a)
59 5,299
Wix.com Ltd.
(a)
52 2,359
Total 79,506
Italy 3.6%
BPER Banca SpA 487 7,646
Enel SpA 6,077 69,854
Eni SpA 613 14,451
Generali 307 14,956
Intesa Sanpaolo SpA 4,873 33,372
Poste Italiane SpA 156 5,105
Recordati Industria Chimica e Farmaceutica SpA 23 1,349
Ryanair Holdings PLC 403 12,602
UniCredit SpA 475 42,499
Unipol Assicurazioni SpA 112 3,126
Total 204,960
Japan 26.4%
Advantest Corp. 500 99,492
Aisin Corp. 600 8,072
Ajinomoto Co., Inc. 1,000 36,137
ANA Holdings, Inc. 500 9,131
Asahi Kasei Corp. 1,100 12,122
Astellas Pharma, Inc. 1,100 14,721
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Bridgestone Corp. 1,300 27,276
Dai Nippon Printing Co. Ltd. 400 7,278
Daiichi Life Group, Inc. 3,500 38,299
Daito Trust Construction Co. Ltd. 300 5,730
Eisai Co. Ltd. 200 5,069
ENEOS Holdings, Inc. 2,700 19,886
Fast Retailing Co. Ltd. 200 101,904
Fujitsu Ltd. 1,700 33,963
Hitachi Ltd. 4,400 121,041
Hoya Corp. 200 31,934
Hulic Co. Ltd. 600 6,265
Idemitsu Kosan Co. Ltd. 800 5,897
Isuzu Motors Ltd. 700 9,262
Japan Post Holdings Co. Ltd. 1,800 24,022
Kajima Corp. 400 14,452
Kawasaki Kisen Kaisha Ltd. 400 6,116
KDDI Corp. 2,700 45,603
Kirin Holdings Co. Ltd. 900 15,563
Kubota Corp. 900 14,872
Kyocera Corp. 1,000 21,911
Lasertec Corp. 100 30,580
LY Corp. 2,300 6,139
Makita Corp. 200 7,126
MatsukiyoCocokara & Co. 400 5,910
Mitsubishi Chemical Group Corp. 1,100 7,638
Mitsubishi Electric Corp. 2,000 72,309
MS&AD Insurance Group Holdings, Inc. 1,300 33,915
Nexon Co. Ltd. 300 3,960
Nippon Yusen KK 400 12,837
Nitto Denko Corp. 600 11,703
Nomura Holdings, Inc. 3,100 26,961
Obayashi Corp. 600 12,024
ORIX Corp. 1,100 41,617
Otsuka Corp. 200 3,413
Otsuka Holdings Co. Ltd. 300 19,944
Recruit Holdings Co. Ltd. 1,300 90,626
Renesas Electronics Corp. 1,200 35,492
Sanrio Co. Ltd. 1,300 8,799
Seibu Holdings, Inc. 200 3,905
Sekisui Chemical Co. Ltd. 400 6,378

Portfolio of Investments
(continued)
Columbia Research Enhanced International Equity ETF, June 30, 2026 (Unaudited)
Columbia Research Enhanced International Equity ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Shimizu Corp. 500 7,843
Shionogi & Co. Ltd. 500 8,580
Shiseido Co. Ltd. 400 6,443
SoftBank Corp. 24,800 31,754
Sompo Holdings, Inc. 900 34,544
Subaru Corp. 700 10,294
Sumitomo Mitsui Trust Group, Inc. 700 26,088
Taisei Corp. 200 17,536
TIS, Inc. 200 3,897
Tokyo Electron Ltd. 300 142,409
Tokyu Fudosan Holdings Corp. 600 4,786
Yokogawa Electric Corp. 200 6,934
ZOZO, Inc. 500 3,535
Total 1,481,937
Macao 0.2%
Galaxy Entertainment Group Ltd. 2,000 7,503
Sands China Ltd. 2,400 3,994
Total 11,497
Mexico 0.0%
Fresnillo PLC 63 2,292
Netherlands 5.9%
ABN AMRO Bank NV
(b)
257 10,925
ASM International NV 15 17,158
ASML Holding NV 124 244,041
Heineken Holding NV 62 4,732
ING Groep NV 1,236 39,101
Koninklijke Ahold Delhaize NV 443 17,838
Total 333,795
New Zealand 0.2%
Fisher & Paykel Healthcare Corp. Ltd., Class C 592 13,137
Nigeria 0.0%
Airtel Africa PLC
(b)
194 844
Norway 0.7%
DNB Bank ASA 525 15,635
Equinor ASA 484 15,334
Norsk Hydro ASA 721 6,543
Total 37,512
Portugal 0.2%
Banco Comercial Portugues SA, Class R 5,977 7,072
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Jeronimo Martins SGPS SA 208 3,986
Total 11,058
Singapore 1.1%
Singapore Exchange Ltd. 1,900 35,372
Singapore Technologies Engineering Ltd. 3,600 28,918
Total 64,290
Spain 4.0%
ACS Actividades de Construccion y Servicios SA 64 9,417
Amadeus IT Group SA 205 11,972
Banco Bilbao Vizcaya Argentaria SA 2,074 51,858
Banco Santander SA 5,334 73,694
CaixaBank SA 1,261 17,855
Endesa SA 269 12,265
Industria de Diseno Textil SA 504 31,761
Naturgy Energy Group SA 213 6,687
Repsol SA 406 10,217
Total 225,726
Sweden 3.1%
Boliden AB 358 20,226
Evolution AB
(a),(b)
241 16,564
H & M Hennes & Mauritz AB, Class B 992 17,087
Securitas AB, Class B 734 12,074
Swedbank AB, Class A 1,255 46,942
Tele2 AB, Class B 688 11,989
Telefonaktiebolaget LM Ericsson, Class B 3,112 34,776
Telia Co. AB 2,859 13,946
Total 173,604
Switzerland 0.6%
Sandoz Group AG 239 21,665
Schindler Holding AG 38 12,625
Total 34,290
United Kingdom 12.3%
AstraZeneca PLC 366 68,493
Barclays PLC 5,317 35,751
British American Tobacco PLC 889 55,186
Bunzl PLC 125 4,363
Centrica PLC 4,138 9,383
CK Hutchison Holdings Ltd. 2,000 16,896
Coca-Cola Europacific Partners PLC 87 8,741

Portfolio of Investments
(continued)
Columbia Research Enhanced International Equity ETF, June 30, 2026 (Unaudited)
Columbia Research Enhanced International Equity ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Compass Group PLC 816 26,357
GSK PLC 989 26,004
HSBC Holdings PLC 6,659 126,456
Imperial Brands PLC 313 11,586
Informa PLC 428 5,136
International Consolidated Airlines Group SA,
Class DI 1,295 8,207
Kingfisher PLC 811 3,048
Lloyds Banking Group PLC 22,637 33,380
NatWest Group PLC 2,984 26,417
Next PLC 54 10,425
Reckitt Benckiser Group PLC 277 18,055
RELX PLC 692 21,731
Rolls-Royce Holdings PLC 3,258 62,467
Sage Group PLC 357 3,866
Smith & Nephew PLC 208 3,011
Standard Chartered PLC 703 19,044
Tesco PLC 2,758 16,791
Unilever PLC 930 55,885
Vodafone Group PLC 6,246 8,257
Total 684,936
United States 10.0%
BP PLC 5,531 34,290
Haleon PLC 2,176 10,042
Holcim AG 400 36,140
InterContinental Hotels Group PLC 67 11,541
Monday.com Ltd.
(a)
39 2,823
Novartis AG 1,074 168,533
Roche Holding AG 417 172,042
Sanofi SA 526 45,151
Shell PLC 2,181 84,902
Total 565,464
Total Common Stocks
(Cost $ 5,203,302 ) 5,591,352
1 1
Issuer . Shares
.
Value ($)
Rights 0 .0%
Spain 0.0%
ACS Actividades de
Construccion y Servicios SA
(a)
64 134
Total Rights
(Cost $ 136 ) 134
1 1
. Shares
.
Value ($)
Money Market Funds 0 .6%
Columbia Short-Term Cash Fund, 3.767%
(c),(d)
35,819 35,798
1 1 1
Total Money Market Funds
(Cost $ 35,801 ) 35,798
Total Investments in Securities
(Cost $ 5,239,239 ) 5,627,284
Other Assets & Liabilities, Net 4,786
Net Assets 5,632,070

Portfolio of Investments
(continued)
Columbia Research Enhanced International Equity ETF, June 30, 2026 (Unaudited)
Columbia Research Enhanced International Equity ETF | 2026

Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
—
35,801
—
(3)
35,798
—
—

35,819
1
Notes to Portfolio of Investments
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2026, the total value of these securities amounted to $35,204, which represents 0.63% of total net assets.
(c) The rate shown is the seven-day current annualized yield at June 30, 2026.
(d) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
June 30, 2026 are as follows:

1QT342_(08/26)
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